UNITED STATES

SECRITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.


[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Forest Investment Management LLC
Address: 53 Forest Avenue


First Floor

Old Greenwich, CT 06870

13F File Number: 28-7052


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dominick John Aquilio
Title:  Chief Financial Officer
Phone:  203-637-6010
Signature,  Place, and Date of Signing:
Dominick John Aquilio Old Greenwich, Connecticut February 15, 2002 Report Type (Check only one.):


[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  39
Form 13F Information Table Value Total:  $280,120
List of Other Included Managers:
No. 13F File Number  Name


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    FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED COMPUTER SERVICES	SB NT CV 4%05	008190AD2  16535   8500000  PRN		SOLE	N/A	   8500000
AGNICO EAGLE MINES LTD		SRNTCONV 3.5%04	008474AA6    832    975000  PRN		SOLE	N/A	    975000
ALKERMES INC			SUBNT CV3.75%07	01642TAB4   2946   5000000  PRN		SOLE	N/A	   5000000
ALPHARMA INC			SBNT CV 5.75%05	020813AB7   7272   6515000  PRN		SOLE	N/A	   6515000
AMERICAN TOWER CORP		NT CV   2.25%09	029912AD4  28545  40000000  PRN  	SOLE	N/A	  40000000
ANIXTER INTL INC		LYON ZEROCPN 20	035290AC9   2612  10000000  PRN		SOLE	N/A	  10000000
BANKATLANTIC BANCORP		SBDB CV5.625%07	065908AC9    514    505000  PRN		SOLE	N/A	    505000
BENTLEY PHARMACEUTICALS INC	WT B EX 123102	82657123      48     44049  SH		SOLE	N/A	     44049
COMCAST CORP			ZONES CV2% PCS	200300507  23684    430000  SH		SOLE	N/A	    430000
CNF TR I			TECONS SER A	12612V205   4302    111800  SH		SOLE	N/A	    111800
COR THERAPEUTICS INC		SUB NT CV  5%07	217753AD4   4434   5000000  PRN		SOLE	N/A	   5000000
EL PASO ENERGY CAP TR I		PFD CV TR SECS	283678209   1076     20000  SH		SOLE	N/A	     20000
EQUITY RESIDENTIAL PPTYS TR	PFD CV 1/10 G	29476L859    650     25700  SH		SOLE	N/A	     25700
FINANCIAL FED CORP		SUBNT CV 4.5%05	317492AC0   2358   2460000  PRN		SOLE	N/A	   2460000
GENESCO INC			SUBNT CV 5.5%05	371532AL6   2358   2500000  PRN		SOLE	N/A	   2500000
GENZYME CORP			SBDEB CV   3%21	372917AK0   1892   2000000  PRN		SOLE	N/A	   2000000
GENZYME CORP			SBDEB CV 144A21	372917AJ3  16369  17304000  PRN		SOLE	N/A	  17304000
HOUSEHOLD INTL INC		COM		441815107    282      5000  SH		SOLE	N/A	      5000
INHALE THERAPEUTIC SYS INC	SUB NT CV  5%07	457191AF1   3032   5000000  PRN		SOLE	N/A	   5000000
IMAGEWARE SYS INC		WT EXP  040505	45245S116     62     73300  SH		SOLE	N/A	     73300
KULICKE & SOFFA INDS INC	SBNT CV 144A 06	501242AH4   6706   8000000  PRN		SOLE	N/A	   8000000
MARSH SUPERMARKETS INC		SUBDB CONV 7%03	571783AB5   1248   1239000  PRN		SOLE	N/A	   1239000
MEDTRONIC INC			CONVDEB 144A 21	585055AA4  10292  10000000  PRN		SOLE	N/A	  10000000
MAGNA INTL INC			SBDBCV 4.875%05	559222AG9  32520  32750000  PRN		SOLE	N/A	  32750000
MEADOW VY CORP			WTEXP  063002	583185111      9    105847  SH		SOLE	N/A	    105847
NATIONAL DATA CORP		SUBNT CONV 5%03	635621AA3  10613   9499000  PRN		SOLE	N/A	   9499000
NAM TAI ELECTRS INC		WTEXP  112402	629865148     15     20400  SH		SOLE	N/A	     20400
QUANEX CORP			SBDB CV 6.88%07	747620AC6    158    166000  PRN		SOLE	N/A	    166000
OFFSHORE LOGISTICS INC		SUBNT CONV 6%03	676255AF9   9183   9001000  PRN		SOLE	N/A	   9001000
PETSMART INC			SBNT CV 6.75%04	716768AB2   2490   2500000  PRN		SOLE	N/A	   2500000
PHILIPPINE LONG DISTANCE TEL	SPON GDR PFD	718252703   2264     98000  SH		SOLE	N/A	     98000
PERKINELMER INC			CONVZERO  20	714046AA7   5236  10000000  PRN		SOLE	N/A	  10000000
PATHMARK STORES INC 		NEWWTEXP 091910	70322A119    323     34966  SH		SOLE	N/A	     34966
QUESTRON TECHNOLOGY INC		WT IV EX030402	748372117      2     14100  SH		SOLE	N/A	     14100
ROBBINS & MYERS INC		SUBNT CV 6.5%03	770196AA1    883    856000  PRN		SOLE	N/A	    856000
SOVEREIGN BANCORP INC		UNIT EX 111229	845905306   7298    125200  SH		SOLE	N/A	    125200
SEQUA CORPORATION		PFD CONV $5	817320302   1916     25300  SH		SOLE	N/A	     25300
VERIZON COMMUNICATIONS		DBCV ZRO 144A21	92343VAA2  55558 100000000  PRN		SOLE	N/A	 100000000
WENDYS FING I			TECONS SER A	950588202  13603    249800  SH		SOLE	N/A	    249800

 							  280120 291153462				291153462

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